Janus Henderson VIT Global Research Portfolio
Schedule of Investments (unaudited)
March 31, 2026

	Shares or Principal Amounts	Value
Common Stocks – 99.8%
Aerospace & Defense – 3.8%
BAE Systems PLC	371,781	$10,820,522
Boeing Co*	42,093	8,377,770
General Electric Co	32,758	9,295,738
Howmet Aerospace Inc	37,318	8,600,306
		37,094,336
Airlines – 0.5%
Ryanair Holdings PLC	171,819	4,867,056
Banks – 7.8%
Banco Bilbao Vizcaya Argentaria SA	586,294	12,794,926
BNP Paribas SA	61,319	5,840,527
Erste Group Bank AG	107,523	11,616,922
JPMorgan Chase & Co	71,285	20,969,196
Natwest Group PLC	736,482	5,463,905
Piraeus Bank SA*	430,526	3,547,874
Resona Holdings Inc	344,700	3,835,828
UniCredit SpA	162,320	11,694,798
		75,763,976
Beverages – 1.1%
Constellation Brands Inc - Class A	15,125	2,268,750
Monster Beverage Corp*	93,470	6,772,836
Pernod Ricard SA	20,145	1,503,402
		10,544,988
Biotechnology – 2.9%
AbbVie Inc	40,451	8,797,688
Argenx SE (ADR)*	6,306	4,604,956
Ascendis Pharma A/S (ADR)*	8,302	1,898,916
Bridgebio Pharma Inc*	15,299	1,136,104
Mirum Pharmaceuticals Inc*	15,247	1,408,518
Revolution Medicines Inc*	19,777	1,923,313
United Therapeutics Corp*	3,521	2,087,883
Vaxcyte Inc*	35,356	2,054,537
Vertex Pharmaceuticals Inc*	9,046	4,039,401
		27,951,316
Building Products – 0.8%
Trane Technologies PLC	18,824	7,844,714
Capital Markets – 3.6%
Ares Management Corp - Class A	67,947	7,413,018
Bank of New York Mellon Corp	49,196	5,836,121
Blackstone Group Inc	48,637	5,592,769
LPL Financial Holdings Inc	24,010	7,222,928
Morgan Stanley	32,176	5,295,204
St James's Place PLC	203,678	3,203,174
		34,563,214
Chemicals – 1.5%
Ecolab Inc	27,570	7,334,171
Taiyo Nippon Sanso Corp	198,200	7,077,033
		14,411,204
Commercial Services & Supplies – 0.7%
RB Global Inc	66,704	6,398,002
Communications Equipment – 0.8%
Arista Networks Inc*	34,744	4,265,868
Lumentum Holdings Inc*	5,710	4,012,760
		8,278,628
Consumer Finance – 1.3%
Capital One Financial Corp	53,182	9,701,992
OneMain Holdings Inc	56,438	3,018,869
		12,720,861
Diversified Financial Services – 3.1%
Apollo Global Management Inc	38,629	4,304,043
Mastercard Inc - Class A	26,878	13,429,862
Visa Inc	41,505	12,544,471
		30,278,376
Electric Utilities – 0.7%
Xcel Energy Inc	83,740	6,652,306

	Shares or Principal Amounts	Value
Common Stocks – (continued)
Electrical Equipment – 3.1%
Eaton Corp PLC	24,309	$8,694,600
GE Vernova Inc	12,317	10,751,509
Nexans SA	42,443	5,742,044
Rosebank Industries PLC*	1,067,680	4,494,686
		29,682,839
Electronic Equipment, Instruments & Components – 1.0%
Amphenol Corp	25,068	3,167,342
Hexagon AB - Class B	626,243	6,096,575
		9,263,917
Entertainment – 3.5%
Liberty Media Corp-Liberty Formula One - Series C*	74,353	6,321,492
Netflix Inc*	148,138	14,243,469
Spotify Technology SA*	12,664	6,140,900
Walt Disney Co/The	80,549	7,763,313
		34,469,174
Health Care Equipment & Supplies – 1.4%
Abbott Laboratories	41,131	4,222,920
Boston Scientific Corp*	74,275	4,660,756
DexCom Inc*	29,203	1,833,948
Intuitive Surgical Inc*	6,900	3,180,831
		13,898,455
Health Care Providers & Services – 0.4%
McKesson Corp	4,617	3,995,367
Hotels, Restaurants & Leisure – 2.8%
Booking Holdings Inc	1,047	4,408,205
DoorDash Inc - Class A*	20,804	3,123,721
Flutter Entertainment PLC*	12,375	1,261,631
Hilton Worldwide Holdings Inc	16,256	4,943,125
McDonald's Corp	35,082	10,903,135
Royal Caribbean Cruises Ltd	7,969	2,192,909
Wingstop Inc	3,151	488,310
		27,321,036
Household Durables – 0.3%
Lennar Corp	37,433	3,250,682
Independent Power and Renewable Electricity Producers – 1.7%
RWE AG	88,568	5,898,172
Vistra Corp	73,977	11,120,962
		17,019,134
Industrial Conglomerates – 1.0%
3M Co	68,280	9,916,304
Information Technology Services – 0.4%
Snowflake Inc - Class A*	24,869	3,750,743
Insurance – 2.4%
Arthur J Gallagher & Co	36,976	8,008,262
Beazley PLC	341,178	5,723,257
Progressive Corp/The	46,640	9,245,914
		22,977,433
Interactive Media & Services – 6.6%
Alphabet Inc - Class C	164,094	47,072,005
Meta Platforms Inc - Class A	29,281	16,752,538
		63,824,543
Life Sciences Tools & Services – 0.5%
Danaher Corp	25,829	4,897,178
Machinery – 2.0%
Atlas Copco AB - Class A	410,708	7,227,862
ATS Corp*	167,799	4,730,318
Deere & Co	13,940	7,852,402
		19,810,582
Metals & Mining – 1.8%
Teck Resources Ltd	176,334	9,140,615
Vale SA	530,273	8,444,561
		17,585,176
Multiline Retail – 3.4%
Amazon.com Inc*	135,507	28,222,043
MercadoLibre Inc*	2,719	4,701,205
		32,923,248
Oil, Gas & Consumable Fuels – 5.3%
Canadian Natural Resources Ltd	163,933	7,998,054
Cheniere Energy Inc	10,702	3,036,800

	Shares or Principal Amounts	Value
Common Stocks – (continued)
Oil, Gas & Consumable Fuels – (continued)
Chevron Corp	36,504	$7,552,678
ConocoPhillips	41,804	5,518,128
EOG Resources Inc	24,538	3,547,459
Rockpoint Gas Storage Inc - Class A	69,845	1,403,026
Suncor Energy Inc	105,143	6,955,358
TC Energy Corp#	149,213	9,344,988
TotalEnergies SE	62,740	5,792,212
		51,148,703
Personal Products – 1.2%
Unilever PLC	210,574	11,865,618
Pharmaceuticals – 4.4%
AstraZeneca PLC	36,827	7,191,885
Eli Lilly & Co	10,925	10,048,487
Johnson & Johnson	54,569	13,338,847
Merck & Co Inc	52,100	6,267,109
Roche Holding AG	14,104	5,570,581
		42,416,909
Road & Rail – 0.7%
Canadian Pacific Kansas City Ltd	93,038	7,322,503
Semiconductor & Semiconductor Equipment – 14.1%
Analog Devices Inc	14,839	4,720,879
Applied Materials Inc	11,043	3,774,387
ASML Holding NV	10,605	14,035,290
Broadcom Inc	74,197	22,964,713
Lam Research Corp	62,238	13,297,771
Micron Technology Inc	27,572	9,314,925
NVIDIA Corp	335,659	58,538,930
Taiwan Semiconductor Manufacturing Co Ltd	177,000	9,980,013
		136,626,908
Software – 6.3%
Cadence Design Systems Inc*	15,480	4,301,428
Datadog Inc - Class A*	36,048	4,255,466
Intuit Inc	15,036	6,501,266
Microsoft Corp	102,842	38,069,023
Oracle Corp	12,731	1,872,857
SAP SE	34,377	5,816,945
		60,816,985
Specialty Retail – 1.8%
O'Reilly Automotive Inc*	65,792	6,073,260
TJX Cos Inc	69,876	11,159,197
		17,232,457
Technology Hardware, Storage & Peripherals – 2.7%
Apple Inc	81,319	20,637,949
Seagate Technology Holdings PLC	13,637	5,342,431
		25,980,380
Textiles, Apparel & Luxury Goods – 1.2%
Gildan Activewear Inc	43,763	2,435,411
LVMH Moet Hennessy Louis Vuitton SE	8,013	4,453,550
Moncler SpA	39,053	2,353,303
NIKE Inc - Class B	43,502	2,297,776
		11,540,040
Trading Companies & Distributors – 0.7%
Ferguson Enterprises Inc/DE	30,535	7,164,616
Wireless Telecommunication Services – 0.5%
T-Mobile US Inc	21,346	4,483,300
Total Common Stocks (cost $573,152,253)		968,553,207
Investment Companies – 0%
Money Markets – 0%
Janus Henderson Cash Liquidity Fund LLC, 3.6408%ºº,£ (cost $388,927)	388,902	388,902
Investments Purchased with Cash Collateral from Securities Lending – 0.8%
Investment Companies – 0.6%
Janus Henderson Cash Collateral Fund LLC, 3.5801%ºº,£	5,926,701	5,926,701
Time Deposits – 0.2%
Royal Bank of Canada, 3.6500%, 4/1/26	$1,481,675	1,481,675
Total Investments Purchased with Cash Collateral from Securities Lending (cost $7,408,376)		7,408,376
Total Investments (total cost $580,949,556) – 100.6%		976,350,485
Liabilities, net of Cash, Receivables and Other Assets – (0.6)%		(5,706,743)
Net Assets – 100%		$970,643,742

Summary of Investments by Country - (Long Positions) (unaudited)
Country	Value	% of Investment Securities
United States	$710,323,712	72.7%
Canada	55,728,275	5.7
United Kingdom	36,897,429	3.8
Netherlands	25,900,908	2.6
France	23,331,735	2.4
Sweden	19,465,337	2.0
Italy	14,048,101	1.4
Spain	12,794,926	1.3
Germany	11,715,117	1.2
Austria	11,616,922	1.2
Japan	10,912,861	1.1
Taiwan	9,980,013	1.0
Brazil	8,444,561	0.9
Switzerland	5,570,581	0.6
Ireland	4,867,056	0.5
Argentina	4,701,205	0.5
Belgium	4,604,956	0.5
Greece	3,547,874	0.4
Denmark	1,898,916	0.2
Total	$976,350,485	100.0%

Schedule of Affiliated Investments - (% of Net Assets)
Affiliate	Affiliated Investments, at Value at 12/31/25	Purchases	Sales Proceeds	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Affiliated Investments, at Value at 3/31/26	Ending Shares	Dividend Income
Investment Companies - 0%
Money Markets - 0%
Janus Henderson Cash Liquidity Fund LLC, 3.6408%ºº
	$299,023	$33,591,002	$(33,499,090)	$(2,008)	$(25)	$388,902	388,902	$14,366
Investments Purchased with Cash Collateral from Securities Lending - 0.6%
Investment Companies - 0.6%
Janus Henderson Cash Collateral Fund LLC, 3.5801%ºº
	-	10,759,027	(4,832,326)	-	-	5,926,701	5,926,701	1,814 ∆
Total Affiliated Investments - 0.6%
	$299,023	$44,350,029	$(38,331,416)	$(2,008)	$(25)	$6,315,603	6,315,603	$16,180

Notes to Schedule of Investments (unaudited)
ADR	American Depositary Receipt
LLC	Limited Liability Company
PLC	Public Limited Company

*	Non-income producing security.
ºº	Rate shown is the 7-day yield as of March 31, 2026.
#	Loaned security; a portion of the security is on loan at March 31, 2026.
£
The Portfolio may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Portfolio owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.
The following is a summary of the inputs that were used to value the Portfolio’s investments in securities and other financial instruments as of March 31, 2026.
Valuation Inputs Summary
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Assets
Investments In Securities:
Common Stocks
Aerospace & Defense	$26,273,814	$10,820,522	$-
Airlines	-	4,867,056	-
Banks	20,969,196	54,794,780	-
Beverages	9,041,586	1,503,402	-
Capital Markets	31,360,040	3,203,174	-
Chemicals	7,334,171	7,077,033	-
Commercial Services & Supplies	-	6,398,002	-
Electrical Equipment	19,446,109	10,236,730	-
Electronic Equipment, Instruments & Components	3,167,342	6,096,575	-
Independent Power and Renewable Electricity Producers	11,120,962	5,898,172	-
Insurance	17,254,176	5,723,257	-
Machinery	7,852,402	11,958,180	-
Metals & Mining	-	17,585,176	-
Oil, Gas & Consumable Fuels	19,655,065	31,493,638	-
Personal Products	-	11,865,618	-
Pharmaceuticals	29,654,443	12,762,466	-
Road & Rail	-	7,322,503	-
Semiconductor & Semiconductor Equipment	112,611,605	24,015,303	-
Software	55,000,040	5,816,945	-
Textiles, Apparel & Luxury Goods	4,733,187	6,806,853	-
Trading Companies & Distributors	-	7,164,616	-
All Other	339,669,068	-	-
Investment Companies	-	388,902	-
Investments Purchased with Cash Collateral from Securities Lending	-	7,408,376	-
Total Assets	$715,143,206	$261,207,279	$-

Investment Valuation
Portfolio holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Adviser will determine the market value of individual securities held by it by using prices provided by one or more Adviser-approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities, and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a non-valued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The value of the securities of other mutual funds held by the Portfolio, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Portfolio, if any, will be calculated using the NAV of such funds.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Portfolio has the ability to access for identical assets or liabilities.
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include:  debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Portfolio’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Portfolio’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
There have been no significant changes in valuation techniques used in valuing any such positions held by the Portfolio since the beginning of the fiscal period.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of March 31, 2026 to fair value the Portfolio’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

For additional information on the Portfolio, please refer to the Portfolio’s most recent semiannual or annual financial statements.
109-25-70308 05-26